Consolidated Balance Sheets [Parenthetical] (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Allowance For Doubtful Accounts, Sales Returns and Discounts	$ 16,288	$ 16,090
Allowance For Doubtful Accounts, Sales Returns and Discounts Related Party	$ 0	$ 174
Common stock, par value (in dollars per share)	$ 0.3	$ 0.3
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	356,699,482	356,699,482
Common stock, shares outstanding	341,049,418	339,149,508
Treasury stock, shares	15,650,064	17,549,974